American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2023

Short Duration - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 30.9%
Aerospace and Defense — 0.4%
Boeing Co., 1.43%, 2/4/24	2,200,000	2,141,958
Boeing Co., 2.80%, 3/1/24	3,400,000	3,329,266
		5,471,224
Automobiles — 2.6%
American Honda Finance Corp., 0.55%, 7/12/24	6,000,000	5,702,810
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	2,000,000	1,871,500
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	930,804
General Motors Financial Co., Inc., 1.05%, 3/8/24	5,000,000	4,836,463
General Motors Financial Co., Inc., 1.20%, 10/15/24	5,000,000	4,705,872
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	2,966,576
Hyundai Capital America, 1.00%, 9/17/24(1)	7,000,000	6,586,237
Hyundai Capital America, 5.80%, 6/26/25(1)	2,143,000	2,139,762
Toyota Motor Credit Corp., 3.95%, 6/30/25	3,000,000	2,935,626
Toyota Motor Credit Corp., 4.45%, 5/18/26	3,110,000	3,065,569
		35,741,219
Banks — 4.8%
Banco Santander SA, VRN, 1.72%, 9/14/27	3,384,000	2,940,324
Bank of America Corp., VRN, 3.46%, 3/15/25	2,200,000	2,156,861
Bank of America Corp., VRN, 1.73%, 7/22/27	2,891,000	2,582,609
Bank of America Corp., VRN, 4.95%, 7/22/28	3,325,000	3,268,178
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	1,670,000	1,545,354
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	1,135,000	1,120,104
BPCE SA, 4.625%, 7/11/24(1)	4,683,000	4,577,678
BPCE SA, 5.15%, 7/21/24(1)	2,095,000	2,057,741
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	1,385,000	1,363,669
Citigroup, Inc., VRN, 2.01%, 1/25/26	4,616,000	4,338,824
Citigroup, Inc., VRN, 3.07%, 2/24/28	875,000	805,705
Credit Agricole SA, 5.59%, 7/5/26(1)(2)	1,149,000	1,147,714
Discover Bank, VRN, 4.68%, 8/9/28	5,000,000	4,571,698
HSBC Holdings Plc, VRN, 0.98%, 5/24/25	3,045,000	2,898,003
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	5,262,000	5,150,914
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	2,587,000	2,423,369
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	2,362,000	2,104,587
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	2,200,000	1,977,164
JPMorgan Chase & Co., VRN, 1.47%, 9/22/27	1,844,000	1,629,039
Lloyds Banking Group Plc, VRN, 3.57%, 11/7/28	2,265,000	2,053,747
Mitsubishi UFJ Financial Group, Inc., VRN, 5.72%, 2/20/26	1,289,000	1,282,814
Mitsubishi UFJ Financial Group, Inc., VRN, 5.42%, 2/22/29	1,154,000	1,148,523
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	477,000	475,100
Royal Bank of Canada, 6.00%, 11/1/27	1,940,000	1,987,436
Santander UK Group Holdings PLC, VRN, 1.09%, 3/15/25	1,880,000	1,801,614
Toronto-Dominion Bank, 4.11%, 6/8/27	2,325,000	2,224,498
Truist Bank, 3.625%, 9/16/25	751,000	701,968
Truist Bank, 3.30%, 5/15/26	2,686,000	2,464,347
U.S. Bancorp, VRN, 5.73%, 10/21/26	1,445,000	1,444,781
U.S. Bancorp, VRN, 5.78%, 6/12/29	1,935,000	1,935,715
Wells Fargo & Co., VRN, 3.20%, 6/17/27	871,000	818,388
		66,998,466

Beverages — 0.2%
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	2,744,000	2,648,709
Biotechnology — 0.8%
AbbVie, Inc., 2.60%, 11/21/24	5,000,000	4,799,765
Amgen, Inc., 5.25%, 3/2/25	3,850,000	3,831,545
CSL Finance PLC, 3.85%, 4/27/27(1)	2,500,000	2,388,438
		11,019,748
Capital Markets — 1.6%
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	695,000	686,776
Charles Schwab Corp., VRN, 5.64%, 5/19/29	1,390,000	1,390,031
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	1,876,000	1,826,945
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	1,025,000	916,353
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,033,000	919,272
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,181,000	1,022,369
Morgan Stanley, VRN, 0.79%, 5/30/25	1,570,000	1,491,912
Morgan Stanley, VRN, 1.16%, 10/21/25	3,118,000	2,915,645
Morgan Stanley, VRN, 2.63%, 2/18/26	2,538,000	2,407,481
Morgan Stanley, VRN, 0.99%, 12/10/26	720,000	642,300
Morgan Stanley, VRN, 5.16%, 4/20/29	2,671,000	2,640,383
Nasdaq, Inc., 5.35%, 6/28/28	2,940,000	2,946,260
Owl Rock Capital Corp., 3.40%, 7/15/26	461,000	408,726
Owl Rock Core Income Corp., 3.125%, 9/23/26	791,000	682,402
UBS Group AG, VRN, 1.49%, 8/10/27(1)	1,672,000	1,437,111
		22,333,966
Construction and Engineering — 0.3%
Quanta Services, Inc., 0.95%, 10/1/24	4,000,000	3,760,465
Consumer Finance — 0.4%
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	2,000,000	1,861,050
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	3,030,000	2,923,893
Synchrony Financial, 4.25%, 8/15/24	1,458,000	1,406,270
		6,191,213
Consumer Staples Distribution & Retail — 0.3%
Walmart, Inc., 4.00%, 4/15/26	3,536,000	3,474,866
Containers and Packaging — 0.7%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	1,045,000	1,010,116
Graphic Packaging International LLC, 0.82%, 4/15/24(1)	8,500,000	8,158,124
		9,168,240
Diversified REITs — 1.0%
Agree LP, 2.00%, 6/15/28	4,015,000	3,345,382
Federal Realty OP LP, 5.375%, 5/1/28	1,595,000	1,563,697
Spirit Realty LP, 4.45%, 9/15/26	1,750,000	1,649,842
VICI Properties LP, 4.375%, 5/15/25	7,000,000	6,771,480
		13,330,401
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,106,577
Sprint Capital Corp., 6.875%, 11/15/28	6,066,000	6,435,379
		8,541,956
Electric Utilities — 2.8%
American Electric Power Co., Inc., 0.75%, 11/1/23	5,000,000	4,917,312
American Electric Power Co., Inc., 2.03%, 3/15/24	5,000,000	4,863,867
Black Hills Corp., 1.04%, 8/23/24	7,000,000	6,615,580
Emera US Finance LP, 0.83%, 6/15/24	6,000,000	5,676,072
Entergy Louisiana LLC, 0.62%, 11/17/23	3,023,000	2,965,669
Florida Power & Light Co., 4.45%, 5/15/26	5,000,000	4,950,650
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	3,000,000	2,951,551

NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	1,164,000	1,168,896
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	5,280,000	5,182,528
		39,292,125
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	4,380,000	4,388,076
Electronic Equipment, Instruments and Components — 0.4%
Teledyne Technologies, Inc., 0.95%, 4/1/24	5,250,000	5,057,329
Energy Equipment and Services — 0.3%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/23	4,000,000	3,921,775
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.79%, 3/15/25	1,215,000	1,172,045
Warnermedia Holdings, Inc., 3.76%, 3/15/27	2,017,000	1,882,197
		3,054,242
Financial Services — 0.3%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	897,284
Corebridge Global Funding, 5.75%, 7/2/26(1)(2)	3,085,000	3,076,856
		3,974,140
Food Products — 0.2%
Mondelez International Holdings Netherlands BV, 4.25%, 9/15/25(1)	2,476,000	2,410,267
Mondelez International, Inc., 2.125%, 3/17/24	904,000	882,062
		3,292,329
Ground Transportation — 0.4%
DAE Funding LLC, 1.55%, 8/1/24(1)	2,588,000	2,457,646
SMBC Aviation Capital Finance DAC, 4.125%, 7/15/23(1)	2,700,000	2,697,868
		5,155,514
Health Care Equipment and Supplies — 0.6%
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	5,000,000	4,977,834
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	3,920,000	3,693,221
		8,671,055
Health Care Providers and Services — 1.9%
Centene Corp., 4.25%, 12/15/27	3,370,000	3,154,017
CVS Health Corp., 5.00%, 2/20/26	3,000,000	2,987,268
CVS Health Corp., 5.00%, 1/30/29	3,500,000	3,468,142
HCA, Inc., 5.20%, 6/1/28	3,440,000	3,414,433
Humana, Inc., 0.65%, 8/3/23	6,725,000	6,700,022
IQVIA, Inc., 5.70%, 5/15/28(1)	1,294,000	1,282,677
McKesson Corp., 4.90%, 7/15/28	2,400,000	2,385,654
Universal Health Services, Inc., 1.65%, 9/1/26	3,922,000	3,430,686
		26,822,899
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 1.30%, 10/1/23	5,000,000	4,954,585
Hyatt Hotels Corp., 5.75%, 1/30/27(2)	857,000	855,152
International Game Technology PLC, 6.50%, 2/15/25(1)	1,474,000	1,475,327
		7,285,064
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 4.25%, 1/15/29	2,095,000	2,040,348
Insurance — 1.6%
Athene Global Funding, 2.51%, 3/8/24(1)	3,750,000	3,647,989
Athene Global Funding, 1.45%, 1/8/26(1)	4,015,000	3,524,261
GA Global Funding Trust, 0.80%, 9/13/24(1)	3,200,000	2,978,728
Jackson National Life Global Funding, 1.75%, 1/12/25(1)	2,326,000	2,160,015
Met Tower Global Funding, 5.40%, 6/20/26(1)	3,600,000	3,585,691
Met Tower Global Funding, 1.25%, 9/14/26(1)	2,741,000	2,400,946
Metropolitan Life Global Funding I, 5.00%, 1/6/26(1)	4,250,000	4,206,666
		22,504,296

Life Sciences Tools and Services — 0.6%
Illumina, Inc., 5.80%, 12/12/25	4,200,000	4,211,827
Revvity, Inc., 0.85%, 9/15/24	5,000,000	4,701,571
		8,913,398
Machinery — 1.4%
Caterpillar Financial Services Corp., 5.40%, 3/10/25	5,580,000	5,593,136
CNH Industrial Capital LLC, 3.95%, 5/23/25	4,543,000	4,398,786
John Deere Capital Corp., 4.75%, 6/8/26	3,920,000	3,914,192
Parker-Hannifin Corp., 3.65%, 6/15/24	5,000,000	4,900,892
		18,807,006
Media — 0.5%
Cox Communications, Inc., 3.15%, 8/15/24(1)	4,250,000	4,107,895
Cox Communications, Inc., 5.45%, 9/15/28(1)	1,580,000	1,579,264
Paramount Global, 4.00%, 1/15/26	1,532,000	1,458,791
		7,145,950
Metals and Mining — 0.1%
Nucor Corp., 3.95%, 5/23/25	2,016,000	1,955,935
Multi-Utilities — 1.3%
DTE Energy Co., 4.22%, 11/1/24	3,006,000	2,940,028
Public Service Enterprise Group, Inc., 0.84%, 11/8/23	7,000,000	6,877,958
Sempra Energy, 3.30%, 4/1/25	3,006,000	2,884,689
WEC Energy Group, Inc., 4.75%, 1/9/26	5,000,000	4,926,919
		17,629,594
Oil, Gas and Consumable Fuels — 0.7%
Enbridge, Inc., VRN, 5.72%, (SOFR plus 0.63%), 2/16/24	5,500,000	5,496,456
Hess Corp., 3.50%, 7/15/24	1,515,000	1,478,436
HF Sinclair Corp., 2.625%, 10/1/23	1,350,000	1,338,933
SA Global Sukuk Ltd., 0.95%, 6/17/24(1)	1,040,000	991,406
Saudi Arabian Oil Co., 1.25%, 11/24/23(1)	750,000	736,180
		10,041,411
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 0.625%, 5/15/24(1)	5,000,000	4,798,167
Passenger Airlines — 0.2%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	3,165,385	3,138,763
Personal Care Products — 0.2%
Kenvue, Inc., 5.50%, 3/22/25(1)	3,000,000	3,008,962
Pharmaceuticals — 1.4%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26	5,000,000	4,941,211
Royalty Pharma PLC, 0.75%, 9/2/23	6,220,000	6,163,198
Viatris, Inc., 1.65%, 6/22/25	5,000,000	4,602,694
Zoetis, Inc., 5.40%, 11/14/25	4,167,000	4,180,854
		19,887,957
Retail REITs — 0.1%
NNN REIT, Inc., 4.30%, 10/15/28	1,477,000	1,375,478
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	483,000	457,983
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27	1,510,000	1,387,382
		1,845,365
Specialized REITs — 0.3%
American Tower Corp., 5.25%, 7/15/28	1,663,000	1,645,204
Equinix, Inc., 2.90%, 11/18/26	3,000,000	2,753,335
		4,398,539
Specialty Retail — 0.2%
Lowe's Cos., Inc., 4.40%, 9/8/25	2,487,000	2,438,144

Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)	1,695,000	1,638,565
TOTAL CORPORATE BONDS (Cost $442,963,198)		431,162,899
U.S. TREASURY SECURITIES — 26.7%
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	9,102,450	8,948,603
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	1,011,550	979,126
U.S. Treasury Notes, 1.50%, 2/15/25(3)	12,000,000	11,328,516
U.S. Treasury Notes, 4.00%, 12/15/25	74,000,000	72,858,862
U.S. Treasury Notes, 4.625%, 3/15/26	125,000,000	125,151,368
U.S. Treasury Notes, 3.75%, 4/15/26	28,000,000	27,408,281
U.S. Treasury Notes, 3.625%, 5/15/26	10,000,000	9,757,422
U.S. Treasury Notes, 4.125%, 6/15/26	65,000,000	64,350,000
U.S. Treasury Notes, 0.875%, 6/30/26	35,000,000	31,543,066
U.S. Treasury Notes, 0.875%, 9/30/26	23,000,000	20,582,305
TOTAL U.S. TREASURY SECURITIES (Cost $376,618,815)		372,907,549
COLLATERALIZED LOAN OBLIGATIONS — 6.8%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.42%, (1-month SOFR plus 1.31%), 6/15/36(1)	1,935,176	1,908,507
AMMC CLO 16 Ltd., Series 2015-16A, Class CR2, VRN, 7.20%, (3-month LIBOR plus 1.95%), 4/14/29(1)	5,300,000	5,227,779
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.52%, (3-month LIBOR plus 2.25%), 7/24/29(1)	7,500,000	7,345,895
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 8.86%, (3-month LIBOR plus 3.60%), 7/25/29(1)	2,500,000	2,444,913
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class AS, VRN, 6.71%, (1-month SOFR plus 1.56%), 9/15/34(1)	906,686	905,288
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class D, VRN, 7.71%, (1-month SOFR plus 2.56%), 9/15/34(1)	1,430,500	1,408,250
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.54%, (1-month LIBOR plus 1.35%), 11/15/36(1)	2,415,500	2,370,271
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class A, VRN, 6.95%, (3-month LIBOR plus 1.70%), 4/20/33(1)	3,000,000	2,971,841
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.52%, (3-month LIBOR plus 2.20%), 8/14/30(1)	2,150,000	2,106,150
Cerberus Loan Funding XXIX LP, Series 2020-2A, Class A, VRN, 7.16%, (3-month LIBOR plus 1.90%), 10/15/32(1)	2,000,000	1,974,604
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/32(1)	2,954,530	2,936,053
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.66%, (3-month LIBOR plus 1.40%), 11/22/33(1)	760,902	758,302
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.11%, (3-month LIBOR plus 1.85%), 11/16/30(1)	3,000,000	2,902,911
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.15%, (3-month LIBOR plus 1.90%), 1/20/30(1)	5,500,000	5,345,480
Greystone CRE Notes Ltd., Series 2019-FL2, Class B, VRN, 6.79%, (1-month LIBOR plus 1.60%), 9/15/37(1)	2,000,000	1,983,349
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 8.20%, (3-month LIBOR plus 2.95%), 1/14/28(1)	4,645,000	4,571,799
Marathon CLO Ltd., Series 2020-15A, Class A1S, VRN, 7.02%, (3-month LIBOR plus 1.70%), 11/15/31(1)	1,950,000	1,949,066
Monroe Capital Mml CLO Ltd., Series 2017-1A, Class AR, VRN, 6.57%, (3-month LIBOR plus 1.30%), 4/22/29(1)	2,010,198	2,001,182
Owl Rock CLO I Ltd., Series 2019-1A, Class A4, VRN, 7.18%, (3-month LIBOR plus 1.80%), 5/20/31(1)	3,200,000	3,179,802
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 10.23%, (3-month LIBOR plus 4.85%), 2/20/28(1)	4,000,000	4,034,208
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 7.00%, (3-month LIBOR plus 1.75%), 7/20/29(1)	5,125,000	4,982,144
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 6.89%, (3-month SOFR plus 1.90%), 10/15/30(1)	2,350,000	2,306,556
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 6.75%, (1-month LIBOR plus 1.60%), 7/25/36(1)	8,400,000	8,027,652
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 7.05%, (1-month LIBOR plus 1.90%), 7/25/36(1)	2,000,000	1,888,543
TCP Waterman CLO LLC, Series 2017-1A, Class BR, VRN, 7.28%, (3-month LIBOR plus 1.90%), 8/20/33(1)	8,400,000	8,359,022
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.65%, (3-month LIBOR plus 2.40%), 9/15/30(1)	2,000,000	1,947,059
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 7.35%, (3-month LIBOR plus 2.10%), 7/20/29(1)	10,000,000	9,786,009
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $97,100,369)		95,622,635
ASSET-BACKED SECURITIES — 5.2%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	8,725,000	7,492,665
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	1,839,926	1,671,720
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)	6,103,324	4,818,146

Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, SEQ, 6.57%, 10/15/32(1)	1,883,000	1,885,102
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)	8,825,000	7,071,383
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, SEQ, 4.47%, 10/25/45(1)	2,571,250	2,454,646
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	5,350,000	4,676,973
Global SC Finance VII Srl, Series 2021-2A, Class A, SEQ, 1.95%, 8/17/41(1)	2,533,280	2,189,320
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	347,827	309,852
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	511,179	488,786
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	5,432,314	4,650,903
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	3,814,421	3,317,669
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	749,535	691,136
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)	2,435,540	2,117,826
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 4/17/37(1)	1,250,000	1,157,553
Progress Residential Trust, Series 2020-SFR3, Class D, SEQ, 1.90%, 10/17/27(1)	5,000,000	4,491,360
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)	3,250,000	3,073,985
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	238,769	229,849
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	153,596	145,810
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	184,440	173,755
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	580,014	529,096
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)	5,633,083	5,548,201
Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, SEQ, 3.08%, 10/25/44(1)	1,540,000	1,461,349
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)	3,078,792	2,715,257
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	2,435,231	2,205,555
Taco Bell Funding LLC, Series 2016-1A, Class A23, SEQ, 4.97%, 5/25/46(1)	1,551,000	1,495,627
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(1)	4,000,000	3,552,535
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,513,968
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	165,052	158,602
TOTAL ASSET-BACKED SECURITIES (Cost $81,678,402)		72,288,629
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6%
Private Sponsor Collateralized Mortgage Obligations — 2.4%
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, SEQ, VRN, 4.50%, 11/25/48(1)	1,693,001	1,671,431
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	1,209,274	979,235
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	957,342	774,784
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.05%, (1-month LIBOR plus 2.90%), 4/25/28(1)	1,470,481	1,476,763
Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.15%, (1-month LIBOR plus 6.00%), 8/26/30(1)	1,014,654	1,033,458
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A2, SEQ, VRN, 5.50%, 7/25/62(1)	3,588,513	3,483,447
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	686,589	640,823
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	742	673
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(1)	586,833	538,092
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	4,259,714	3,829,682
Home RE Ltd., Series 2018-1, Class M2, VRN, 8.15%, (1-month LIBOR plus 3.00%), 10/25/28(1)	2,178,082	2,196,104
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.92%, (30-day average SOFR plus 2.85%), 10/25/34(1)	1,675,000	1,685,684
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.77%, 10/25/29(1)	93,258	88,059
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	369,385	337,768
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	3,104,081	2,647,997
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 6.92%, (30-day average SOFR plus 1.85%), 11/25/31(1)	2,636,764	2,631,483
Triangle Re Ltd., Series 2020-1, Class M2, VRN, 10.75%, (1-month LIBOR plus 5.60%), 10/25/30(1)	277,623	278,336
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.05%, (1-month LIBOR plus 3.90%), 8/25/33(1)	2,788,323	2,805,906
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 2.91%, 7/25/59(1)	234,273	226,427
Verus Securitization Trust, Series 2019-INV3, Class A3, SEQ, VRN, 3.10%, 11/25/59(1)	3,393,118	3,253,278
Verus Securitization Trust, Series 2020-1, Class A3, SEQ, 2.72%, 1/25/60(1)	2,931,027	2,741,081
		33,320,511
U.S. Government Agency Collateralized Mortgage Obligations — 2.2%
FHLMC, Series 2021-HQA3, Class M1, VRN, 5.92%, (30-day average SOFR plus 0.85%), 9/25/41(1)	5,829,274	5,657,960
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.07%, (30-day average SOFR plus 2.00%), 4/25/42(1)	3,421,625	3,432,686

FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.22%, (30-day average SOFR plus 2.15%), 9/25/42(1)	2,608,990	2,625,662
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.07%, (30-day average SOFR plus 2.00%), 6/25/43(1)	2,400,000	2,400,000
FNMA, Series 2006-60, Class KF, VRN, 5.45%, (1-month LIBOR plus 0.30%), 7/25/36	310,328	307,739
FNMA, Series 2009-33, Class FB, VRN, 5.97%, (1-month LIBOR plus 0.82%), 3/25/37	311,145	313,260
FNMA, Series 2014-C01, Class M2, VRN, 9.55%, (1-month LIBOR plus 4.40%), 1/25/24	4,303,294	4,379,545
FNMA, Series 2014-C02, Class 2M2, VRN, 7.75%, (1-month LIBOR plus 2.60%), 5/25/24	343,864	346,976
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	9,813,592	1,810,806
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	6,697,332	1,199,583
FNMA, Series 2017-C07, Class 1EB2, VRN, 6.15%, (1-month LIBOR plus 1.00%), 5/25/30	1,076,093	1,073,174
FNMA, Series 2022-R03, Class 1M1, VRN, 7.17%, (30-day average SOFR plus 2.10%), 3/25/42(1)	1,962,194	1,970,609
FNMA, Series 2022-R09, Class 2M1, VRN, 7.57%, (30-day average SOFR plus 2.50%), 9/25/42(1)	2,033,852	2,044,221
FNMA, Series 2023-RO4, Class 1M1, VRN, 7.37%, (30-day average SOFR plus 2.30%), 5/25/43(1)	3,059,869	3,076,192
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	3,272,886	478,321
		31,116,734
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $65,084,464)		64,437,245
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.42%, (1-month SOFR plus 2.27%), 11/15/34(1)	4,370,000	2,162,034
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 6.79%, (1-month LIBOR plus 1.60%), 5/15/36(1)	997,518	986,092
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.34%, (1-month LIBOR plus 2.15%), 5/15/36(1)	3,693,810	3,618,871
DBWF Mortgage Trust, Series 2018-GLKS, Class A, VRN, 6.28%, (1-month LIBOR plus 1.13%), 12/19/30(1)	4,189,000	4,132,783
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, SEQ, 4.17%, 12/15/46	2,950,000	2,934,206
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	3,575,000	3,264,306
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,164,765
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $23,033,457)		20,263,057
U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
FHLB, 4.625%, 6/6/25 (Cost $16,286,813)	16,300,000	16,186,054
BANK LOAN OBLIGATIONS(4) — 0.5%
Aerospace and Defense — 0.2%
TransDigm, Inc., 2023 Term Loan I, 8.49%, (3-month SOFR plus 3.25%), 8/24/28	2,992,500	2,994,236
Pharmaceuticals — 0.3%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.95%, (1-month SOFR plus 1.75%), 3/15/28	3,618,075	3,611,942
TOTAL BANK LOAN OBLIGATIONS (Cost $6,603,414)		6,606,178
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 4.38%, (1-year H15T1Y plus 2.25%), 9/1/35	108,386	109,978
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.87%), 7/1/36	14,026	14,160
FHLMC, VRN, 4.24%, (12-month LIBOR plus 1.89%), 7/1/41	31,962	31,557
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.65%), 12/1/42	57,446	56,758
FNMA, VRN, 5.96%, (6-month LIBOR plus 1.57%), 6/1/35	27,643	28,080
FNMA, VRN, 6.13%, (6-month LIBOR plus 1.57%), 6/1/35	71,403	72,481
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $320,814)		313,014
SHORT-TERM INVESTMENTS — 23.8%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	191,260	191,260
Repurchase Agreements — 4.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $9,531,658), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $9,291,106)		9,287,221
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 2.75%, 5/15/46 - 11/15/47, valued at $51,262,160), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $50,278,108)		50,257,000
		59,544,221

Treasury Bills(5) — 19.5%
U.S. Treasury Bills, 5.26%, 6/13/24	287,000,000	272,862,796
TOTAL SHORT-TERM INVESTMENTS (Cost $332,912,140)		332,598,277
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $1,442,601,886)		1,412,385,537
OTHER ASSETS AND LIABILITIES — (1.1)%		(15,197,518)
TOTAL NET ASSETS — 100.0%		$1,397,188,019

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	3,344	September 2023	$679,981,500	$(6,618,586)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	843	September 2023	$90,280,031	$762,394
U.S. Treasury 10-Year Notes	120	September 2023	13,471,875	132,000
U.S. Treasury 10-Year Ultra Notes	39	September 2023	4,619,062	29,669
U.S. Treasury Long Bonds	7	September 2023	888,344	(4,534)
U.S. Treasury Ultra Bonds	2	September 2023	272,438	(4,277)
			$109,531,750	$915,252
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$6,600,000	$143	$24,970	$25,113
CPURNSA	Receive	2.97%	10/14/23	$9,850,000	147	30,940	31,087
CPURNSA	Receive	2.97%	10/14/23	$9,850,000	148	30,939	31,087
					$438	$86,849	$87,287

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $336,899,988, which represented 24.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,374,695.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$431,162,899	—
U.S. Treasury Securities	—	372,907,549	—
Collateralized Loan Obligations	—	95,622,635	—
Asset-Backed Securities	—	72,288,629	—
Collateralized Mortgage Obligations	—	64,437,245	—
Commercial Mortgage-Backed Securities	—	20,263,057	—
U.S. Government Agency Securities	—	16,186,054	—
Bank Loan Obligations	—	6,606,178	—
U.S. Government Agency Mortgage-Backed Securities	—	313,014	—
Short-Term Investments	$191,260	332,407,017	—
	$191,260	$1,412,194,277	—
Other Financial Instruments
Futures Contracts	$924,063	—	—
Swap Agreements	—	$87,287	—
	$924,063	$87,287	—
Liabilities
Other Financial Instruments
Futures Contracts	$6,627,397	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.